Post- Employment Benefits - Summary of Components of Defined Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components of defined benefit cost
Current service cost	$ 1,046	$ 795
Interest cost	101	72
Interest income on plan assets	(80)	(55)
Employee contributions	(479)	(403)
Impact of plan amendment	(172)	0
Total included in staff costs	$ 416	$ 409